Investments - Paragraphs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments
Debt securities, investment income	¥ 0	¥ 0	¥ 717,616
Equity investments without readily determinable fair values downward price adjustment	0
Equity investments without readily determinable fair values upward price adjustment	0
Privately-held company
Investments
Investments in equity securities without readily determinable fair value	8,950,000
Private equity funds
Investments
Investments in equity securities without readily determinable fair value	210,000,000
Impairment loss	¥ 10,000,000	¥ 4,700,000	¥ 0